Investment Portfolioas of July 31, 2025 (Unaudited)
DWS Science and Technology Fund
	Shares	Value ($)

Common Stocks 99.2%
Communication Services 15.4%
Interactive Media & Services
Alphabet, Inc. “A”	335,446	64,372,087
Alphabet, Inc. “C”	262,036	50,536,263
Meta Platforms, Inc. “A”	250,177	193,496,899
		308,405,249
Consumer Discretionary 1.0%
Automobiles 0.7%
BYD Co., Ltd. “H”	915,000	13,259,311
Broadline Retail 0.3%
Amazon.com, Inc.*	27,915	6,535,180
Financials 1.9%
Financial Services
Mastercard, Inc. “A”	28,888	16,364,185
Visa, Inc. “A”	63,731	22,017,149
		38,381,334
Health Care 1.7%
Health Care Equipment & Supplies 0.3%
Dexcom, Inc.*	81,610	6,591,640
Life Sciences Tools & Services 0.6%
Danaher Corp.	19,260	3,797,302
Thermo Fisher Scientific, Inc.	17,520	8,193,753
		11,991,055
Pharmaceuticals 0.8%
Eli Lilly & Co.	19,885	14,716,292
Industrials 6.2%
Aerospace & Defense 1.3%
BWX Technologies, Inc.	175,685	26,691,822
Construction & Engineering 0.7%
Quanta Services, Inc.	35,760	14,523,209
Electrical Equipment 1.2%
Bloom Energy Corp. “A”*	614,806	22,987,596
Ground Transportation 0.7%
Uber Technologies, Inc.*	169,166	14,844,317
Professional Services 2.3%
Automatic Data Processing, Inc.	31,255	9,673,422

Booz Allen Hamilton Holding Corp.	87,139	9,352,629
Paylocity Holding Corp.*	52,103	9,632,803
Verisk Analytics, Inc.	61,621	17,174,389
		45,833,243
Information Technology 73.0%
Communications Equipment 4.2%
Arista Networks, Inc.*	309,347	38,117,737
Ciena Corp.*	177,752	16,502,496
Motorola Solutions, Inc.	68,260	29,964,775
		84,585,008
Electronic Equipment, Instruments & Components 1.7%
Amphenol Corp. “A”	325,605	34,680,189
IT Services 6.4%
Accenture PLC “A”	140,885	37,630,383
Cloudflare, Inc. “A”*	143,697	29,842,993
Globant SA*	107,525	9,060,057
MongoDB, Inc.*	50,754	12,073,869
Shopify, Inc. “A”*	117,202	14,323,256
Snowflake, Inc. “A”*	107,344	23,991,384
		126,921,942
Semiconductors & Semiconductor Equipment 23.1%
Analog Devices, Inc.	99,982	22,458,957
ASML Holding NV (Registered)	16,627	11,550,943
Broadcom, Inc.	409,623	120,306,275
Lam Research Corp.	252,000	23,899,680
Lattice Semiconductor Corp.*	200,456	9,988,722
MACOM Technology Solutions Holdings, Inc.*	82,172	11,269,068
NVIDIA Corp.	1,180,846	210,037,078
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	68,288	16,499,747
Texas Instruments, Inc.	199,567	36,133,601
		462,144,071
Software 32.1%
AppLovin Corp. “A”*	23,472	9,170,510
Atlassian Corp. “A”*	68,591	13,154,382
Box, Inc. “A”*	378,338	12,144,650
Braze, Inc. “A”*	327,622	9,130,825
Cadence Design Systems, Inc.*	76,839	28,013,194
Check Point Software Technologies Ltd.*	62,121	11,566,930
Crowdstrike Holdings, Inc. “A”*	73,083	33,221,339
CyberArk Software Ltd.*	68,661	28,251,942
Descartes Systems Group, Inc.*	93,698	9,909,501
Dynatrace, Inc.*	348,457	18,332,323
Fortinet, Inc.*	148,494	14,834,551
Guidewire Software, Inc.*	65,343	14,781,894
Intuit, Inc.	51,472	40,412,211
Microsoft Corp.	401,866	214,395,511
Oracle Corp.	281,747	71,498,936
Salesforce, Inc.	166,977	43,135,168
ServiceNow, Inc.*	39,568	37,317,372
Synopsys, Inc.*	51,833	32,834,651
		642,105,890

Technology Hardware, Storage & Peripherals 5.5%
Apple, Inc.	529,883	109,987,814
Total Common Stocks (Cost $778,490,865)		1,985,185,162

Other Investments 0.0%
Information Technology 0.0%
Software
Adams Capital Management LP (3.6% limited partnership interest)* (a) (Cost $1,863,749)	—	28,606

Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 4.37% (b) (Cost $19,428,272)	19,428,272	19,428,272

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $799,782,886)	100.2	2,004,642,040
Other Assets and Liabilities, Net	(0.2)	(3,005,779)
Net Assets	100.0	2,001,636,261
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2025 are as follows:
Value ($) at 10/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2025	Value ($) at 7/31/2025
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (b) (c)
4,687,200	—	4,687,200 (d)	—	—	30,754	—	—	—
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 4.37% (b)
32,806,186	273,071,561	286,449,475	—	—	1,238,958	—	19,428,272	19,428,272
37,493,386	273,071,561	291,136,675	—	—	1,269,712	—	19,428,272	19,428,272

*	Non-income producing security.
(a)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of
1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management LP**	August 2000 to November 2000	1,863,749	28,606	0.0

**	These securities represent venture capital funds.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2025.

ADR: American Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$308,405,249	$—	$—	$308,405,249
Consumer Discretionary	6,535,180	13,259,311	—	19,794,491
Financials	38,381,334	—	—	38,381,334
Health Care	33,298,987	—	—	33,298,987
Industrials	124,880,187	—	—	124,880,187
Information Technology	1,460,424,914	—	—	1,460,424,914
Other Investments (a)	—	—	—	28,606
Short-Term Investments	19,428,272	—	—	19,428,272
Total	$1,991,354,123	$13,259,311	$—	$2,004,642,040

(a)	Investments measured at NAV as a practical expedient.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DSTF-PH3